Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000198632 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198632 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198632 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198632 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198632 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198632 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198632 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198632 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198632 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198632 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198632 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000198632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198632 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198632 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000198632 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198632 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198632 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198632 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198632 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000198632 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198632 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227916 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227916 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227916 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227916 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227916 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227916 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227916 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227916 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227916 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227916 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000227916 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000227916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000227916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000227916 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227917 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227917 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227917 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227917 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227917 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227917 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227917 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227917 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227917 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227917 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000227917 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000227917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000227917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000227917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227917 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227914 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227914 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227914 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227914 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227914 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227914 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227914 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227914 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227914 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227914 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000227914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000227914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000227914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000227914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227914 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227913 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227913 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227913 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227913 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227913 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227913 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227913 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227913 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227913 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227913 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227913 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000227913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000227913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000227913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000227913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227913 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227915 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227915 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227915 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227915 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227915 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227915 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227915 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227915 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227915 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227915 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000227915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000227915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000227915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000227915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227915 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236695 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236695 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236695 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236695 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236695 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236695 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236695 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236695 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236695 [Member] | Bristol Myers Squibb Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | LyondellBasell Industries NV Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236695 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000236695 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236695 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236695 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236695 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000236695 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236695 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236695 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236695 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247102 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247102 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247102 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247102 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247102 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247102 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247102 [Member] | Amadeus IT Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247102 [Member] | Intertek Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247102 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247102 [Member] | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247102 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247102 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000247102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000247102 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000247102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000247102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000247102 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247102 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247102 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000247102 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247102 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247102 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247102 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%